GCAT 2024-INV1 Trust ABS-15G

Exhibit 99.14

Client Name:	Bank of America Corporation
Client Project Name:	GCAT 2024-INV1
Start - End Dates:	52021 - 8/2023

Rating Agency ATR QM Data Fields

Loans in Report:	4

Loan Number	Alternate Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
XXXXXX	GCAT2024INV10312	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	Yes	Yes	0	XXXXXX	7.625	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0
XXXXXX	GCAT2024INV10309	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	Yes	Yes	0	XXXXXX	7	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0
XXXXXX	GCAT2024INV10355	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	Yes	Yes	0	XXXXXX	7.8751	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
XXXXXX	GCAT2024INV10003	QM: GSE Temporary - QM/SH	No	Yes	XXXXXX	XXXXXX	Yes	Yes	7937.4	XXXXXX	4.1541	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0

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